RELATED PARTIES (Details Narrative) - BRL (R$)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash	R$ 2,203,097,000		R$ 2,203,097,000		R$ 2,439,072,000
Weighted average rate	3.94%		3.94%		3.01%
lease payments	R$ 5,202,000	R$ 4,882,000	R$ 15,410,000	R$ 14,646,000
Management remuneration - non-statutory	R$ 6,257,000	R$ 6,304,000	R$ 19,484,000	R$ 15,739,000